Cover	Oct. 07, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 07, 2022
Entity Registrant Name	JEFFERIES FINANCIAL GROUP INC.
Entity Incorporation, State or Country Code	NY
Entity File Number	001-5721
Entity Tax Identification Number	13-2615557
Entity Address, Address Line One	520 Madison Avenue
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	460-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock; Par Value $1.00 Per Share
Trading Symbol	JEF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000096223
Amendment Flag	false